Offerings	May 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common stock, $0.000001 par value per share
Amount Registered | shares	9,343,750
Proposed Maximum Offering Price per Unit	160.00
Maximum Aggregate Offering Price	$ 1,495,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,459.50
Offering Note	(a) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). (b) Represents 2,300,000 additional shares of Class A common stock, $0.000001 par value per share (the "Class A Common Stock"), being registered, which includes additional shares of Class A Common Stock that may be sold as part of the underwriters' option to purchase additional shares.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common stock, $0.000001 par value per share
Amount Registered | shares	32,200,000
Proposed Maximum Offering Price per Unit	125.00
Maximum Aggregate Offering Price	$ 4,025,000,000.00
Amount of Registration Fee	$ 555,852.50
Offering Note	(a) The Registrant previously paid a registration fee of (a) $13,810.00 in connection with the initial filing of the Registration Statement on Form S-1 on April 17, 2026,pursuant to Rule 457(o) under the Securities Act, and (b) $542,042.50 in connection with filing of Amendment No. 1 to the Registration Statement on Form S-1 on May 4, 2026, pursuant to Rule 457(a) under the Securities Act.